Related Party Consulting Agreements	12 Months Ended
Dec. 31, 2024
Related Party Consulting Agreements [Abstract]
Related party consulting agreements

Note 12

Related party consulting agreements:

The Company entered into consulting agreements with some of its senior management.

In January 2017, and as subsequently amended in October 2020, the Company entered into a consulting agreement with CHG BioVenture SA, an entity controlled by Mr. Hervé Girsault, the Company’s former Head of Business Development. On May 1, 2021, for the continuation of Mr. Girsault’s engagement with the Company in his then current role. The Company agreed to pay CHG BioVenture SA a monthly fee of CHF 4,375 ($4,733) plus VAT for its services. In addition, CHG BioVenture SA was eligible for a 1% success fee payment in the event of closing of a partnering agreement in China. The consulting agreement was terminated in October 2024 and provides for a 24-month non-competition clause along with standard confidentiality provisions. For the years ended December 31, 2024, 2023 and 2022, the Company recorded fees to CHG BioVenture SA of $79,454, $121,658 and $131,941, respectively, included in general and administrative expenses on the statement of operations and comprehensive loss.

In February 2021, and as amended in July 2021, the Company entered into a consulting agreement with Mr. Eric Konofal, the Company’s current Chief Scientific Officer, pursuant to which the Company agreed to pay Mr. Konofal a daily rate of CHF 2,000 for his services. The consulting agreement may be terminated by either party upon 30 days’ written notice or immediately by the Company in the event of a material breach by Mr. Konofal that cannot be cured. The consulting agreement contains customary confidentiality provisions and provides for an 18-month non-solicitation clause as well as reimbursement for certain expenses. For the years ended December 31, 2024, 2023 and 2022, the Company recorded fees to Mr. Konofal of $107,700, $178,820 and $201,053, respectively, included in research and development expenses on the statement of operating and comprehensive loss.

On March 19, 2024, the Company entered into an exclusive license agreement (the “Aexon Agreement”), with Aexon Labs Inc., a Delaware corporation, or Aexon. Alexander Zwyer, (the Company’s Chief Executive Officer) owns 35% of Aexon, and Eric Konofal, (the Company’s Chief Scientific Officer) owns 59% of Aexon. Mr. Konofal is the founder of Aexon, with which the Company has a license agreement, and also serves as the President of Aexon. Mr. Zwyer holds no board or executive position at Aexon Labs. Pursuant to the Aexon Agreement, Aexon granted the Company an exclusive, royalty-bearing license (“License”), with the right to grant sublicenses in multiple tiers according to the terms of the Aexon Agreement. Subject to earlier termination of the Aexon Agreement in accordance with its terms, the term of the Aexon Agreement is from the effective date of the Aexon Agreement to the latest of (i) the Company’s termination of the commercialization of one or more pharmaceutical or therapeutic products, or any combination thereof, in the use of such compounds for narcolepsy and other neuro degenerative disorders in the last region and country in which commercialization had actually begun, and (ii) the expiration of the last-to-expire Valid Claim (as defined in the Aexon Agreement) of a patent identified in the Aexon Agreement and patents owned by Aexon as of the date of the Aexon Agreement, that covers such pharmaceutical or therapeutic product for the use of such compounds for narcolepsy and other neuro degenerative disorders in the respective country or region in which it was used. Pursuant to the terms of the Aexon Agreement, the Company agreed to pay Aexon a royalty on a country-by-country basis of 5% to 30% depending on (i) earnings by the Company in a specified region or country for licensed products covered by patents, (ii) whether the applicable patent has not been granted to the applicable product at the time of commercialization of such product and (iii) whether the Company challenges the validity of a patent.

The Company made an upfront payment of $30,000 for the option exclusivity and $170,000 upon execution of the definitive agreement to exercise the option for the Aexon Agreement, of which $40,000 was paid in cash and the remaining $130,000 was paid in 23,028 common shares. In addition, Aexon will receive 15% of all proceeds earned by the Company in any future sub-licensing agreements. The Company must also make royalty payments to Aexon upon the occurrence of certain milestones. Such payments upon the occurrence of milestones contemplated in the Aexon Agreement range from $100,000 to $300,000, in addition to percentage royalty payments ranging from 5% to 15% which may decrease or increase up to 30% if the Company challenges the validity of the patents under the agreement, depending on the result of such challenge. Further, pursuant to the Aexon Agreement, the Company has agreed to pay Aexon a percentage of license fees, milestones and royalties received from sublicensees, ranging between 5%

and 15% which may decrease or increase up to 30% if the Company challenges the validity of the patents under the agreement, depending on the result of such challenge. For the year ended December 31, 2024, the Company recorded fees to Aexon of $170,000 which is included in research and development expenses on the statement of operating and comprehensive loss.

In October 2024, the Company entered into a consulting agreement with Ms. Nicole Fernandez-McGovern, the Company’s current Chief Financial Officer, pursuant to which the Company agreed to pay Mr. Fernandez-McGovern a monthly retainer for her services of $18,000 per month. For the year ended December 31, 2024, the Company recorded fees to Ms. Fernandez-McGovern of $54,316 which is included in general and administrative expenses on the statement of operating and comprehensive loss.